Discontinued and Held-for-sale Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2012	2011	2010
Select Mortgage operations
Total net revenue	$439	$562	$2,071
Pretax (loss) income including direct costs to transact a sale (a)	(1,282)	(811)	678
Tax (benefit) expense (b)	(443)	2	14
Select Insurance operations
Total net revenue	$625	$710	$976
Pretax income including direct costs to transact a sale (a)	86	145	31
Tax expense (b)	53	39	19
Select Automotive Finance operations
Total net revenue	$1,503	$1,690	$1,646
Pretax income including direct costs to transact a sale (a)	786	820	698
Tax expense (b)	235	92	17
Select Corporate and Other operations
Total net revenue	$11	$7	$22
Pretax income	83	44	3
Tax expense (benefit)	2	3	(3)

(a)	Includes certain treasury and other corporate activity recognized by Corporate and Other.

(b)	Includes certain income tax activity recognized by Corporate and Other.

December 31, 2011 ($ in millions)	Select Mortgage operations (a)	Select Insurance operations (b)	Select Automotive Finance operations (c)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$—	$4	$55	$59
Interest-bearing	—	54	38	92
Total cash and cash equivalents	—	58	93	151
Investment securities	—	186	—	186
Loans held-for-sale, net	260	—	—	260
Finance receivables and loans, net
Finance receivables and loans, net	285	—	11	296
Allowance for loan losses	—	—	(1)	(1)
Total finance receivables and loans, net	285	—	10	295
Investment in operating leases, net	—	—	91	91
Premiums receivable and other insurance assets	—	77	—	77
Other assets	140	14	30	184
Impairment on assets of held-for-sale operations	—	—	(174)	(174)
Total assets	$685	$335	$50	$1,070
Liabilities
Unearned insurance premiums and service revenue	$—	$130	$—	$130
Accrued expenses and other liabilities	80	99	28	207
Total liabilities	$80	$229	$28	$337

(a)	Includes the Canadian mortgage operations of ResMor Trust.

(b)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products.

(c)	Includes the operations of Venezuela and our full-service leasing operations.
The assets and liabilities of operations held-for-sale are summarized below.

December 31, 2012 ($ in millions)	Select Insurance operations (a)	Select Automotive Finance operations (b)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$8	$100	$108
Interest-bearing	119	1,918	2,037
Total cash and cash equivalents	127	2,018	2,145
Investment securities	576	424	1,000
Finance receivables and loans, net
Finance receivables and loans, net	—	25,835	25,835
Allowance for loan losses	—	(208)	(208)
Total finance receivables and loans, net	—	25,627	25,627
Investment in operating leases, net	—	144	144
Premiums receivable and other insurance assets	277	—	277
Other assets	94	2,942	3,036
Impairment on assets of held-for-sale operations	(53)	—	(53)
Total assets	$1,021	$31,155	$32,176
Liabilities
Interest-bearing deposit liabilities	$—	$3,907	$3,907
Short-term borrowings	—	2,800	2,800
Long-term debt	—	13,514	13,514
Interest payable	—	177	177
Unearned insurance premiums and service revenue	506	—	506
Accrued expenses and other liabilities	297	1,498	1,795
Total liabilities	$803	$21,896	$22,699

(a)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products, and ABA Seguros.

(b)	Includes our Canadian and Other International entities (including full-service leasing operations and other automotive finance operations).

Held-for-sale Operations Recurring Fair Value [Table Text Block]
The following table displays the assets and liabilities of our held-for-sale operations measured at fair value on a recurring basis. Refer to Note 25 for descriptions of valuation methodologies used to measure material assets at fair value and details of the valuation models, key inputs to these models, and significant assumptions used.

	Recurring fair value measurements
($ in millions)	Level 1	Level 2	Level 3	Total
December 31, 2012
Assets
Investment securities
Available-for-sale securities
Debt securities
Foreign government	$555	$42	$—	$597
Corporate debt	—	76	—	76
Other	—	327	—	327
Other assets
Derivative assets:
Interest rate contracts	—	22	9	31
Total assets	$555	$467	$9	$1,031
Liabilities
Accrued expenses and other liabilities:
Derivative liabilities
Interest rate contracts	$—	$24	$11	$35
Foreign currency contracts	—	1	18	19
Total liabilities	$—	$25	$29	$54
December 31, 2011
Assets
Investment securities
Available-for-sale securities
Debt securities
Foreign government	$171	$15	$—	$186
Other assets
Interest retained in financial asset sales	—	—	66	66
Total assets	$171	$15	$66	$252